Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share
Net income (loss)	$ (161,437)	$ (68,680)	$ (28,113)	$ (29,554)	$ (230,117)	$ (57,667)	$ (142,734)	$ (76,220)	$ (75,556)
Less: accretion of preferred share issuance costs							(992)	(678)	(1,513)
Net loss attributable to common stockholders							$ (143,726)	$ (76,898)	$ (77,069)
Weighted average number of ordinary shares outstanding	291,992,000		184,723,000		238,104,000	184,234,000	386,793	381,821	142,451
Basic and diluted (in dollars per share)	$ (0.55)		$ (0.15)		$ (0.97)	$ (0.31)	$ (0.37)	$ (0.20)	$ (0.54)